Long-term Notes and Loans Payable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Long-term Notes and Loans Payable
NOTE 11. LONG-TERM NOTES AND LOANS PAYABLE

The following table represents the Company’s Long-term notes and loans payable balances as of December 31, 2021 and 2020:

($ in thousands)	2021	2020
Senior Loan, net of unamortized debt issuance costs	$400,000	$—
Amended Term Loan	—	200,000
Interest payable	9,711	3,656
Financing liability - leases	97,797	91,265
Less: Unamortized debt issuance costs – Senior Loan	(22,501)	—
Less: Unamortized debt issuance costs – Amended Term Loan	—	(13,558)

Total borrowings and interest payable	$485,007	$281,363

Less: Short-term borrowings and interest payable	(9,711)	(15,071)
Less: Current portion of Financing liability - leases	(10,217)	(10,853)

Total Long-term notes and loans payable	$465,079	$255,439

(a)	Senior Loan and Amended Term Loan
On February 2, 2020, the Company closed on a senior secured term loan agreement (the “Term Loan”) for an aggregate principal amount of $100.0 million, with the option to increase the principal amount to $200.0 million. Of the $100.0 million Term Loan commitment, $92.4 million was committed by Tranche A lenders (the “Tranche A Commitment”) and $7.6 million was committed by Tranche B lenders (the “Tranche B Commitment”).

The Tranche A Commitment accrued interest at a rate of
12.7
% per annum, payable in cash quarterly, and had a stated maturity of
July 22, 2021
. The Tranche B Commitment accrued interest at a rate of
13.2
% per annum, payable in cash quarterly, and had a stated maturity of
January 22, 2022
. The Company’s effective interest rates for the Tranche A Commitment and Tranche B Commitment of the Term Loan were
17.0
% and
16.1
%, respectively. The Company capitalized $
5.5
 million and $
0.4
 million, respectively, of borrowing costs related to the Tranche A Commitment and Tranche B Commitment.
On December

11
,
2020
, the Company entered into an amendment to exercise the mutual option to increase the principal amount to $
200
 million and refinance the existing Term Loan and the Opaskwayak Cree Nation Loan (the “OCN Loan”), resulting in one
amended term loan (the “Amended Term Loan”). As a result of the non-substantial
debt modification of the existing Term Loan and the OCN Loan, $
0.2
million in financing fees were expensed and $
0.8
million of deferred financing fees were written off. Of the $
200.0
 million Amended Term Loan commitment, $
11.7
 million was committed by
non-extending
lenders
(
the
“Non-Extending
Lenders Commitment”), $
97.3
 million was committed by extending lenders (the “Extending Lenders Commitment”) and $
91.0
 million was committed by increasing lenders (the “Increasing Lenders Commitment”). The Company accelerated principal repayments of $
5.4
 million and $
1.0
 million to the OCN Loan lender and certain exiting Term Loan lenders, respectively.
The
Non-Extending
Lenders Commitment accrued interest at a rate of 12.7% per annum, payable in cash quarterly. The Extending Lenders Commitment and Increasing Lenders Commitment (the “Extending and Increasing Lenders Commitment”) accrued interest at a rate of 12.0% per annum, payable in cash quarterly. The Company’s effective interest rates for the
Non-Extending
Lenders Commitment and the Extending and Increasing Lenders Commitment were 17.7% and 15.8%, respectively. The Company capitalized $0.1 million and $11.1 million of borrowing costs related to the
Non-Extending
Lenders Commitment and the Extending and Increasing Lenders Commitment, respectively. Of the $11.2 million in deferred financing fees, $8.6 million was payable upon principal repayment of the Extending and Increasing Lenders Commitment and thus, was reflected within Other long-term liabilities.
On August 12, 2021, the Company closed on an agreement for a senior secured term loan with an undiscounted principal balance of $400.0 million (the “Senior Loan”) and an original issue discount of $13.0 million.

A portion of proceeds from the Senior Loan were used to retire the existing Amended Term Loan, with the remainder to fund capital expenditures, and pursue other targeted growth initiatives within the U.S. cannabis sector. As a result of the extinguishment of the Amended Term Loan, loss on debt extinguishment of $18.0 million
was recognized in Other (expense) income, net, in the Consolidated Statements of Operations.
The Senior Loan accrues interest at a rate of 9.5% per annum, payable in cash semi-annually, and has a stated maturity of
 August 12, 2026. The Company’s effective interest rate for the Senior Loan is 11.0%. The Company capitalized $10.9 million of borrowing costs related to the Senior Loan, of which $7.0 million is payable upon principal repayment of the Senior Loan and thus, is reflected within Other long-term liabilities.
The Senior Loan is secured by a guarantee from substantially all material subsidiaries of the Company, as well as by a security interest in certain assets of the Company and such material subsidiaries. The Senior Loan also contains negative covenants which restrict the actions of the Company and its subsidiaries during the term of the loan, including restrictions on paying dividends, making investments and incurring additional indebtedness. In addition, the Company is required to maintain a minimum cash balance of $50.0 million and to ensure that the Fixed Charge
Coverage Ratio; defined as the ratio of (a) consolidated EBITDA less unfinanced capital expenditures; restricted payments, as defined by the loan agreement; and federal, state, provincial, local and foreign income taxes to (b) consolidated fixed charges; is not less than 2 to 1. As of March
25
, 2022, the Company was in compliance with all covenants.

The Company may prepay in whole or in part the Senior Loan at any time prior to the stated maturity date, subject to certain conditions, upon the payment of the outstanding principal amount (plus a specified prepayment premium) and all accrued and unpaid interest and fees.

Interest expense is discussed in Note 19.

(b)	OCN Loan
In conjunction with its acquisition of Origin House, the Company recorded a short-term liability, the OCN Loan, with two tranches and stated maturities of June 30, 2020. The first tranche had a balance of $20.2 million as of the acquisition date, was subject to a 10.0% interest rate, and had a weighted average effective interest rate of 16.0%. The second tranche had a balance of $2.5 million as of the acquisition date, was subject to a 10.0% interest rate, and had a weighted average effective interest rate of 25.3
%.

On June
30, 2020, the OCN Loan was amended into one tranche and to extend the maturity date from June 30, 2020 to June 30, 2021 for an extension fee of $0.6 million which was recorded within Accounts payable and other accrued expenses and was amortized over the extended term.
Extension fees
, interest and principal payments were made in regular monthly installments through the maturity date. As a result of the non-substantial
debt modification, the new effective interest rate was 15.6%.
On September 29, 2020, the OCN Loan was amended to restate the principal repayment terms for an extension fee of $0.1 million which was recorded within Accounts payable and other accrued expenses.
Extension fees
, interest and principal payments were made in regular monthly installments through the maturity date. As a result of the non-substantial
debt modification, the effective interest rate decreased to 13.0%.
On
December
10, 2020,
the OCN Loan was settled in conjunction with the amendment of the Term Loan.

(c)	Financing Liabilities
The Company recognized financing liabilities in relation to sale
 and
leaseback transactions for which the incremental borrowing rates range from 11.2% to 17.5% with remaining terms between 8.1 and 18.5

years
.
The interest expense associated with financing liabilities is discussed
in Note 19
.